Finance debts - Additional information (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Changes in the scope of consolidation	€ 474,000,000	€ 917,000,000
Lease liabilities assumptions	1,150,000,000	€ 2,109,000,000
Trade payables on which payment term extensions have been negotiated	€ 1,442,000,000
Minimum
Borrowings
Discount rates used to measure fair value of financial debt	1.90%	1.70%
Maximum
Borrowings
Discount rates used to measure fair value of financial debt	4.80%	4.80%
Eni CCUS Holding
Borrowings
Changes in the scope of consolidation	€ (298,000,000)
Plen. Prod. France SAS
Borrowings
Changes in the scope of consolidation	762,000,000
Decrease through reclassification to assets held for sale	762,000,000
Committed borrowing facilities
Borrowings
Borrowing facilities	9,012,000,000	€ 9,001,000,000
Undrawn borrowing facilities	9,000,000,000
Convertible senior unsecured sustainability-linked bond
Borrowings
Nominal value	€ 1,000,000,000
Bond expiry	7 years
Bond conversion price	17.5513